Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Transactions Occurred with Related Parties	The following transactions occurred with related parties:
	Consolidated
	30 June 2024	30 June 2023
	$	$
Payment for other expenses:
Interest expense on loans from directors (as part of shareholder loan and convertible note issue)*	459,340	131,684
Interest expense on loans from controlling entity*	764	764
Management and consulting services**	9,125	171,530

Other transactions:
Gain on modification of loans	-	(73,007)
*	The interest is accrued and not paid
**	During the year the Company received Management and Legal services from Asiana Trading Corporation, an entity associated with Jeff Olyniec (until December 2021), a director of the Company.

Schedule of Outstanding Balances Arising from Transactions with Related Parties	Outstanding balances arising from transactions with related parties:
	30 June 2024	30 June 2023
	$	$
Receivables from related parties
Prepayment*	33,088	33,088
Trade receivables**	8,250	8,280
Total Receivables from related parties	41,338	41,368
	30 June 2024	30 June 2023
	$	$
Payables to related parties
Payables to by key management personnel directly***	224,488	211,869
*	During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.
**	During the year 30 June 2022, the Company entered into agreement with Lifestyle Breakthrough Pty Ltd. an entity associated with Nathan Givoni and Simon H. Szewach , directors of the Company for sale of goods & service. The balance is included in Trade and other receivables in the Condensed Consolidated Statement of Financial Position.
***	Payables to key management personnel are included within Wages payables in Note 21.

Schedule of Balances are Outstanding with Related Parties	The following balances are outstanding at the reporting date in relation to loans with related parties:
Loans from related parties (2024)/Directors(2023)	Consolidated
	30 June 2024	30 June 2023
	$	$

Beginning of the period*	502,237	445,015
Reclassify >5% holder loan as related party loan(i)	762,340	-
Modification of fair value on extinguishment	-	(73,007)
Interest accrued prior to modification	-	64,012
Interest accrued post modification	397,834	66,217
Amounts received during the period	-	-
Closing Balance	1,662,411	502,237
*	The Loans from directors relates to loans provided in the year ended 30 June 2022, by Jeffrey Olyniec, Executive Director and B&M Givoni Ltd. a close family member of Nathan Givoni, Executive director of the Company. These loan agreements are compound financial instruments with both debt and equity components. The loans include an equity component of $124,108 comprising of 21,179 fully paid ordinary shares to be issued to the Lending Shareholders. 21,179 shares were determined based on shares equivalent to $1.00 for every $4.00 of principal loaned to the Company, as agreed in the loan agreements. These have been recognised as equity on inception of the loans. The shares were to be issued within 90 days of the loan being advanced with a deemed issue price of $5.86 per fully paid ordinary share, being the pre-dilution price and were issued on April 28, 2022. The Consolidated Entity has recognised the shareholders loans initially at fair value of $369,337, net of the equity component of $124,108 and subsequently carried at amortised cost using an effective interest method. During the 2023 financial year, the shareholders loans received on 4 February, 2022, had their maturity date extended in January 2023, and approximately $1,938,287 was to be repaid on 15 July, 2024. The resulting gain on the modification of the liability is recognized in the profit and loss statement and there was no repayment of interest or loan during the year (no repayment of interest or loan during the year ended 30 June 2023). These extensions constitute a substantial modification per IFRS 9, and therefore the original liability is derecognised on modification date, and the new liability for the extended loans is recognised at fair value, discounted using an appropriate discount rate.
(i)	Include loans from shareholders holding more than 5% of issued capital not previously included as related party loan
Loans from associated entities	Consolidated
	30 June 2024	30 June 2023
	$	$

Opening balance	155,304	154,540
Interest charged	764	764
	156,068	155,304

Convertible notes from Related Parties (2024)/Directors* (2023)	Consolidated
	30 June 2024	30 June 2023
	AUD$	AUD$

Opening Balance	76,485	-
Reclassify >5% holder convertible note as related party loan(i)	328,928	-
Proceeds from convertible note issue	301,150	75,030
Interest accrued	53,115	1,455
Closing Balance	759,678	76,485
*	The Convertible Notes from directors relates to:
-	for 2023, convertible notes received from Jeffrey Olyniec, Non — Executive Director; and
-	for 2024, convertible notes received from an entity related to Nathan Givoni, Executive Director, and Jeffrey Olyniec, Non — Executive Director..
(i)	Include convertible notes from shareholders holding more than 5% of issued capital not previously included as related party loan